COMMITMENTS AND CONTINGENCIES - Colorado Regulatory (Details) - Members - customer			1 Months Ended	12 Months Ended
	Dec. 08, 2015	Mar. 04, 2013	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Rate setting
Number of Members				44	44
COLORADO | A-37 Wholesale Rate | Colorado Public Utilities Commission ("COPUC")
Rate setting
Number of complaints filed		3
Number of Members filing joint motion to withdraw the complaint and dismiss the proceeding	3
COLORADO | Temporary Optional Rate Agreement
Rate setting
Number of Members			3